Foreign activities	12 Months Ended
Mar. 31, 2016
Foreign activities

32. Foreign activities

The following table presents consolidated income statement and total assets information by major geographic area. Foreign activities are defined as business transactions that involve customers residing outside of Japan. However, as the MHFG Group’s operations are highly integrated globally, estimates and assumptions have been made for an allocation among the geographic areas.

		Americas
	Japan	United States of America	Others	Europe	Asia/Oceania excluding Japan, and others	Total
	(in billions of yen)
Fiscal year ended March 31, 2014:
Total revenue (1)	1,783.9	273.8	76.1	152.9	218.9	2,505.6
Total expenses (2)	1,397.3	129.1	15.5	96.3	141.1	1,779.3

Income before income tax expense	386.6	144.7	60.6	56.6	77.8	726.3

Net income	198.9	129.9	59.8	54.0	57.6	500.2

Total assets at end of fiscal year	124,557.7	24,014.8	3,513.0	10,784.5	12,829.3	175,699.3

Fiscal year ended March 31, 2015:
Total revenue (1)	2,396.9	324.1	102.4	211.8	223.7	3,258.9
Total expenses (2)	1,459.9	210.8	24.3	133.8	162.4	1,991.2

Income before income tax expense	937.0	113.3	78.1	78.0	61.3	1,267.7

Net income	565.6	79.7	76.2	74.3	34.4	830.2

Total assets at end of fiscal year	127,473.5	31,074.9	4,871.0	10,880.6	15,819.7	190,119.7

Fiscal year ended March 31, 2016:
Total revenue (1)	2,288.5	434.4	45.7	187.5	428.0	3,384.1
Total expenses (2)	1,534.2	282.6	28.7	126.2	215.8	2,187.5

Income before income tax expense	754.3	151.8	17.0	61.3	212.2	1,196.6

Net income	464.7	136.9	15.4	51.1	182.0	850.1

Total assets at end of fiscal year	133,162.4	28,985.3	4,227.5	11,616.9	15,823.4	193,815.5

Notes:

(1)	Total revenue is comprised of Interest and dividend income and Noninterest income.
(2)	Total expenses are comprised of Interest expense, Provision (credit) for loan losses and Noninterest expenses.